Acquisition of Business (Details) - January 1, 2016 [Member] $ in Thousands	1 Months Ended
Jan. 31, 2016 USD ($)
Intangible assets:
Intangible assets acquired	$ 886
Software [Member]
Intangible assets:
Intangible assets acquired	111
Customer relationships [Member]
Intangible assets:
Intangible assets acquired	141
Goodwill [Member]
Intangible assets:
Intangible assets acquired	554
Fixed assets [Member]
Tangible assets:
Fixed assets cost recognized	$ 80